Deposits (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Deposits

	2020						2019
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total
Personal	$8,630	$9,359	$149,500		$78,646	$246,135	$224,800
Business and government	140,934	30,939	39,318		253,428	464,619	461,851
Financial institutions	8,355	532	1,255		29,942	40,084	46,739
Total	$157,919	$40,830	$190,073	(4)	$362,016	$750,838	$733,390
Recorded in:
Canada	$110,050	$21,882	$160,381		$249,276	$541,589	$503,158
United States	31,410	855	36		28,446	60,747	75,675
United Kingdom	–	–	248		14,729	14,977	20,310
Mexico	8	5,393	7,229		12,664	25,294	23,672
Peru	5,930	60	5,555		6,149	17,694	18,738
Chile	4,153	5,932	143		13,364	23,592	22,714
Colombia	30	608	4,764		3,906	9,308	9,846
Other International	6,338	6,100	11,717		33,482	57,637	59,277
Total (5)	$157,919	$40,830	$190,073		$362,016	$750,838	$733,390

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $158 (2019 – $137) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $215,836 (2019 – $250,886 ), deposits denominated in Chilean pesos amount to $21,099 (2019 – $21,021), deposits denominated in Mexican pesos amount to $22,765 (2019 – $21,039) and deposits denominated in other foreign currencies amount to $83,706 (2019 – $83,837).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2020	$38,739	$22,498	$30,850	$92,589	$18,072	$202,748
As at October 31, 2019	$48,411	$23,797	$43,377	$91,687	$14,616	$221,888

(1)	The majority of foreign term deposits are in excess of $100,000.